Treasury Shares - Summary of changes in treasury shares (Detail) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Changes in treasury shares [Abstract]
Treasury shares at January 1	1,250,992	9,418,558
Acquisition	0	288,000
Disposal	0	(626,740)
Retirement of treasury shares	0	(8,685,568)
Stock split	0	1,577,000
Spin-off	0	(719,955)
Disposal	(449,901)	(303)
Treasury shares at December 31	801,091	1,250,992